As filed with the Securities and Exchange Commission on July 17, 2025

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

PIONEER MUNICIPAL HIGH INCOME FUND, INC.

60 State Street

Boston, MA 02109

(617) 742-7825

Under the Investment Company Act of 1940

Investment Company Act File No. 811-21321

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended (the “1940 Act”).

(1)Titles of the classes of securities of Pioneer Municipal High Income Fund, Inc. (the “Fund”) to be redeemed:

Variable Rate MuniFund Term Preferred Shares, Series 2021, $0.01 par value per share, $100,000 liquidation preference per share (“VMTP Shares”) (CUSIP No. 723763 405)

(2)The date on which the securities are to be redeemed: August 18, 2025

(3)Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The VMTP Shares are to be redeemed pursuant to Section 2.6(c) of the Articles of Amendment to Articles Supplementary of Pioneer Municipal High Income Fund, Inc.

(4) Number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem all 500 of its currently outstanding VMTP Shares.

.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the 1940 Act, the registrant has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Antonio and State of Texas on the 17th day of July, 2025.

PIONEER MUNICIPAL HIGH INCOME

FUND, INC.

By: /s/ Patricia McClain

___________________________

Name: Patricia McClain

Title: Secretary